As filed with the Securities and Exchange Commission on November 29, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21079

Hatteras Alternative Mutual Funds Trust
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Address of principal executive offices) (Zip code)

Mr. David B. Perkins, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Name and address of agent for service)

1-877-569-2382
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  September 30, 2012

Item 1. Schedule of Investments.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS ALPHA HEDGED STRATEGIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Shares	Fair Value
Underlying Funds Trust - 99.0%
Event Drivena	8,530,236	$78,869,716
Long/Short Equitya	21,670,762	149,573,764
Managed Futures Strategiesa	5,657,358	56,613,751
Market Neutrala	8,992,142	76,739,836
Relative Value - Long/Short Debta	13,273,013	119,433,224
Total Underlying Funds Trust (Cost $436,706,332)		$481,230,291
Money Market Funds - 0.9%
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio, 0.17%b	4,394,337	4,394,337
Total Money Market Funds (Cost $4,394,337)		4,394,337
Total Investments (Cost $441,100,669) - 99.9%		485,624,628
Other Assets in Excess of Liabilities - 0.1%		394,992
TOTAL NET ASSETS - 100.0%		$486,019,620

Percentages are stated as a percent of net assets.

Footnotes

a - Non-income producing.
b - Rate shown is the seven day yield as of September 30, 2012.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Shares	Fair Value
Underlying Funds Trust - 98.6%
Long/Short Equitya	13,226,274	$91,289,066
Total Underlying Funds Trust
(Cost $87,188,712)		$91,289,066
Money Market Funds - 1.6%
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio, 0.17%b	1,484,229	1,484,229
Total Money Market Funds (Cost $1,484,229)		1,484,229
Total Investments (Cost $88,672,941) - 100.2%		92,773,295
Other Liabilities in Excess of Assets - (0.2%)		(177,915)
TOTAL NET ASSETS - 100.0%		$92,595,380

Percentages are stated as a percent of net assets.

Footnotes

a - Non-income producing.
b - Rate shown is the seven day yield as of September 30, 2012.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS LONG/SHORT DEBT FUND
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Shares	Fair Value
Underlying Funds Trust - 95.9%
Relative Value - Long Short Debta	5,432,349	$48,881,366
Total Underlying Funds Trust
(Cost $47,178,846)		$48,881,366
Money Market Funds - 3.9%
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio, 0.17%b	1,978,696	1,978,696
Total Money Market Funds (Cost $1,978,696)		1,978,696
Total Investments (Cost $49,157,542) - 99.8%		50,860,062
Other Assets in Excess of Liabilities - 0.2%		100,968
TOTAL NET ASSETS - 100.0%		$50,961,030

Percentages are stated as a percent of net assets.

Footnotes

a - Non-income producing.
b - Rate shown is the seven day yield as of September 30, 2012.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS HEDGED STRATEGIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Shares	Fair Value
Underlying Funds Trust - 99.1%
Event Drivena	834,729	$7,717,817
Long/Short Equitya	3,071,051	21,196,699
Market Neutrala	1,964,222	16,762,869
Relative Value - Long/Short Debta	2,256,080	20,300,659
Total Underlying Funds Trust (Cost $63,874,168)		$65,978,044
Money Market Funds - 1.0%
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio, 0.17%b	693,625	693,625
Total Money Market Funds (Cost $693,625)		693,625
Total Investments (Cost $64,567,793) - 100.1%		66,671,669
Liabilities in Excesss of Other Assets - (0.1%)		(89,234)
TOTAL NET ASSETS - 100.0%		$66,582,435

Percentages are stated as a percent of net assets.

Footnotes

a - Non-income producing.
b - Rate shown is the seven day yield as of September 30, 2012.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS MANAGED FUTURES STRATEGIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Shares	Fair Value
Underlying Funds Trust - 100.0%
Managed Futures Strategiesa	1,993	$19,943
Total Underlying Funds Trust
(Cost $20,000)		$19,943
Total Investments (Cost $20,000) - 100.0%		19,943
Liabilities in Excess of Other Assets - 0.0%		(1)
TOTAL NET ASSETS - 100.0%		$19,942

Percentages are stated as a percent of net assets.

Footnotes

a - Non-income producing.

1. Security Valuation

The Funds’ investments in the UFT are valued based on the net asset values of the UFT. These net assets values come from the valuation of the underlying investments in the UFT. Investments in the Portfolios of the UFT are valued in the following manner:

Exchange-traded and over-the-counter securities are valued at the closing price of the applicable exchange on the day the valuation is made. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter market are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less from date of purchase) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices. Futures are valued at the last reported sale price on the exchange on which they are traded or at the mean of the last bid and asked prices. Foreign securities are valued in their local currencies as of the close of the primary exchange or as of the close of the domestic markets, whichever is earlier. Foreign securities are then converted into U.S. dollars using the applicable currency exchange rates as of the close of the domestic markets.

Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, Hatteras Alternative Mutual Funds, LLC (the “Advisor”) and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value their securities or fair value as determined in accordance with procedures approved by the Board of Trustees.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 — Quoted prices in active markets for identical securities.
●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2012:

Alpha	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$481,230,291	$—	$481,230,291
Money Market Funds	4,394,337	—	—	4,394,337
Total Investments in Securities	$4,394,337	$481,230,291	$—	$485,624,628
Long/Short Equity	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$91,289,066	$—	$91,289,066
Money Market Funds	1,484,229	—	—	1,484,229
Total Investments in Securities	$1,484,229	$91,289,066	$—	$92,773,295
Long/Short Debt	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$48,881,366	$—	$48,881,366
Money Market Funds	1,978,696	—	—	1,978,696
Total Investments in Securities	$440,286	$48,881,366	$—	$50,860,062
Hedged	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$65,978,044	$—	$65,978,044
Money Market Funds	693,625	—	—	693,625
Total Investments in Securities	$693,625	$65,978,044	$—	$66,671,669
Managed Futures Strategies	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$19,943	$—	$19,943
Money Market Funds	—	—	—	—
Total Investments in Securities	$—	$19,943	$—	$19,943

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Level categories above represent the Funds’ investments in shares of the UFT, and money market funds. The investments and other financial instruments held by the UFT have separate level categorizations which can be found in their financial statements.

2. Federal Income Taxes

The cost basis of investments for federal income tax purposes at September 30, 2012 were as follows:

	Alpha	Long/Short Equity	Long/Short Debt	Hatteras Hedged Strategies	Managed Futures

Cost of Investments	$444,035,705	$88,672,941	$49,157,542	$64,641,799	$20,000
Gross tax unrealized appreciation	41,737,212	4,100,654	1,702,833	2,071,567	-
Gross tax unrealized depreciation	(148,289)	(300)	(313)	(41,697)	(57)
Net tax unrealized appreciation (depreciation)	$41,588,923	$4,100,354	$1,702,520	$2,029,870	$(57)

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hatteras Alternative Mutual Funds Trust

By /s/ David B. Perkins
            David B. Perkins, Chief Executive Officer

Date  November 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ David B. Perkins
            David B. Perkins, Chief Executive Officer

Date  November 21, 2012

By /s/ Lance Baker
            Lance Baker, Treasurer and Chief Financial Officer

Date  November 21, 2012